Separation, Benefit Plan Termination (Notes)	12 Months Ended
Dec. 31, 2013
Separation, Benefit Plan Termination and Related Costs [Abstract]
Separation Benefit Plan Termination And Related Costs [Text Block]

Separation Costs:

During the year ended December 31, 2013, the Company recorded separation related costs for certain employees of approximately$6.8 million. During the year ended December 31, 2012, the Company recorded a $21.0 million charge in connection with the separation of certain executives of the Company, including charges resulting from the resignation of the Company's former Chief Executive Officer on June 10, 2012 and the separation of other executives in the first and third quarters. In the quarter and year ended December 31, 2011, the Company recorded a charge of approximately $1 million for restricted stock award amortization for a former executive. These charges, primarily related to severance and accelerated vesting of restricted stock, are reflected in the "Other charges" caption of the Consolidated Statements of Comprehensive Income (Loss).